Equity Financing Transactions of the Daughter Companies - Additional Information (Detail) - Teekay Tankers $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 11, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsidiary or Equity Method Investee [Line Items]
Purchase of Teekay Tankers common shares (note 13)	$ 50.0	$ 4.8
dilution gain from the acquisition and disposal of interest in subsidiaries and affiliates			$ 6.8	$ 0.5
Average Share Price | $ / shares	$ 58.85	$ 35.95
Common Class A
Subsidiary or Equity Method Investee [Line Items]
Purchaese of Investment, Number of Shares | shares	849,532	132,479